Directors' Emoluments (Details) - Schedule of emoluments paid or payable to the directors - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries
Salaries	$ 2,141,669	$ 740,996	$ 975,370
Social Welfare
Social Welfare	1,242	432	1,055
Yan Keyan [Member]
Salaries
Salaries	597,669	306,466	389,826
Social Welfare
Social Welfare	1,242	432	1,055
Sun Lei [Member]
Salaries
Salaries	772,000
Li Huidan [Member]
Salaries
Salaries	772,000
Lixia Tu [Member]
Salaries
Salaries		237,880	232,144
John Sano [Member]
Salaries
Salaries		10,350	18,600
Themis Kalapotharakos [Member]
Salaries
Salaries		82,800	148,800
Matthew Los [Member]
Salaries
Salaries		82,800	148,800
Zhongmin Zhang [Member]
Salaries
Salaries		10,350	18,600
Yuet Mei Chan [Member]
Salaries
Salaries		$ 10,350	$ 18,600